UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02554
Name of Registrant:	Vanguard Money Market Reserves
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code: (610) 669-1000
Date of fiscal year end: August 31
Date of reporting period: September 1, 2016 – February 28, 2017
Item 1: Reports to Shareholders

Semiannual Report | February 28, 2017

Vanguard Money Market Funds

Vanguard Prime Money Market Fund

Vanguard Federal Money Market Fund

Vanguard Treasury Money Market Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Advisor’s Report.	6
Prime Money Market Fund.	10
Federal Money Market Fund.	29
Treasury Money Market Fund.	42
About Your Fund’s Expenses.	51
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended February 28, 2017, Vanguard Prime Money Market Fund returned 0.33% for Investor Shares and 0.36% for Admiral Shares. Vanguard Federal
Money Market Fund returned 0.19%, and Vanguard Treasury Money Market Fund returned
0.17%. All these results surpassed the average returns of the funds’ peer groups.

• The period coincided with the final implementation of new money market regulations.
Under the rules, all three funds covered by this report seek to maintain a stable net asset value of $1 per share.

• In the weeks before and after the October final compliance deadline for the rules, the funds took advantage of market volatility to make portfolio moves that benefited their performance.

• The Federal Reserve raised the federal funds rate during the period by a quarter percentage point, to 0.5%–0.75%, in only the second increase in a decade.

Total Returns: Six Months Ended February 28, 2017
	7-Day SEC	Total
	Yield	Returns
Vanguard Prime Money Market Fund
Investor Shares	0.80%	0.33%
Admiral™ Shares	0.86	0.36
Money Market Funds Average		0.14

Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company. In April 2017, the Institutional Money
Market Funds Average was replaced with the Money Market Funds Average.

Vanguard Federal Money Market Fund	0.49%	0.19%
Government Money Market Funds Average		0.04
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Treasury Money Market Fund	0.46%	0.17%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average		0.03

iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
The 7-day SEC yield of a money market fund more closely reflects the current earnings of the fund than its total return.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Prime Money Market Fund
Investor Shares	0.16%	0.32%
Admiral Shares	0.10	0.32
Federal Money Market Fund	0.11	0.26
Treasury Money Market Fund	0.09	0.16

The fund expense ratios shown are from the prospectus dated December 23, 2016, and represent estimated costs for the current fiscal year.
For the six months ended February 28, 2017, the funds’ annualized expense ratios were: for the Prime Money Market Fund, 0.16% for
Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund, 0.11%; for the Treasury Money Market Fund, 0.09%.
Peer groups: For the Prime Money Market Fund Investor Shares and Admiral Shares, Money Market Funds; for the Federal Money Market
Fund, Government Money Market Funds; and for the Treasury Money Market Fund, iMoneyNet Money Fund Report’s 100% Treasury Funds.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

More than a decade ago, a Vanguard client asked us to help improve its defined contribution retirement plan. New hires were participating in the plan at lower rates than in previous years, and the client wanted to reverse this trend. Another priority was to help more participants invest their retirement savings in balanced portfolios.

The overall goal of this longtime client: Give employees a better chance to achieve financial security in retirement.

Today, that plan automatically enrolls employees at a 5% contribution rate, puts them in a low-cost target-date fund that takes on less risk as they near retirement, and offers a comprehensive suite of advice services. On top of that, employees get an employer contribution of 5% and are eligible for a company match.

Because of this combination of attractive features and generous employer contributions, nearly all new hires now participate in the plan, 81% of plan participants invest their retirement savings in balanced portfolios, and 87% of participants meet or exceed Vanguard’s recommended total retirement savings target. (Vanguard generally recommends that retirement investors save 12%–15% of pay, including company matches.)

Changing the retirement landscape

Am I singling out an isolated Vanguard success story? Absolutely not.

Stories like these are becoming increasingly common with employer-based retirement plans, particularly among large and midsize companies. Solutions such as automatic enrollment, automatic contribution increases, and default investment in target-date funds are having a positive effect.

Insights from the relatively new discipline of behavioral finance have contributed to the advances. Simply put, retirement plans are making natural human inertia work for future retirees, rather than against them, by putting savings on autopilot as much as possible.

More than 60% of Vanguard participants are in plans with automatic enrollment, which has led to a big jump in participation. Today, more than four-fifths of eligible employees are saving for retirement, compared with only two-thirds ten years ago.

In addition, many plans have adopted automatic-escalation features, which increase plan contributions at regular intervals until a maximum level is reached or an employee opts out. Automatic increases are a crucial tool for boosting retirement savings rates.

The growing use of target-date funds is another enormous benefit. More than 70% of all participants in Vanguard plans invest at least part of their retirement savings in

Market Barometer
			Total Returns
		Periods Ended February 28, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	10.10%	25.53%	13.94%
Russell 2000 Index (Small-caps)	12.61	36.11	12.89
Russell 3000 Index (Broad U.S. market)	10.29	26.29	13.85
FTSE All-World ex US Index (International)	5.40	19.87	4.00

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.19%	1.42%	2.24%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-2.80	0.25	3.07
Citigroup Three-Month U.S. Treasury Bill Index	0.19	0.32	0.10

CPI
Consumer Price Index	1.14%	2.74%	1.36%

these age-appropriate, diversified strategies. And nearly 50% of Vanguard participants are invested solely in a single target-date fund.

Consider a do-it-yourself autopilot

But what if you don’t have access to a world-class, employer-based retirement plan? Unfortunately, not everyone does, which is an important policy issue.

However, you can still put the features of these plans to work. For example, you can set up automatic contributions from your paycheck to an IRA. And you can adopt your own automatic escalation by investing any pay raises.

You can also take a page from top-quality retirement plans by considering a low-cost, globally diversified target-date fund. The beauty of this approach is that you don’t need to remember to rebalance your portfolio—the fund does it for you.

Of course, you can take a more active role in picking your own investments, and this can be a good choice for some. But keep in mind the lessons from successful employer-based plans: Busy workers, faced with a lot of competing priorities, are often best served by putting their retirement savings on autopilot.

Winning by default

In highlighting some recent successes in retirement savings, I don’t want to minimize the challenges we still face. We’re living in a slow-growth, uncertain world, and investment returns for both stocks and bonds could well be modest in the coming decade.

But I believe the innovations we’ve seen in the last ten years in many retirement plans—you might call it the “default revolution”—point the way toward a solution. And that even goes for people whose employers don’t have a world-class retirement plan.

As always, thank you for investing with Vanguard.

F. William McNabb III
Chairman and Chief Executive Officer
March 14, 2017

Advisor’s Report

For the six months ended February 28, 2017, Investor Shares of Vanguard Prime Money Market Fund returned 0.33%, while Admiral Shares, with their lower expense ratio, returned 0.36%. Vanguard Federal Money Market Fund returned 0.19% and Vanguard Treasury Money Market Fund 0.17%. The results for all three funds exceeded the average returns of their peer groups.

The investment environment

The period opened on an optimistic note, with investors shrugging off subpar economic readings from the first half of 2016 as third-quarter gross domestic product (GDP) growth exceeded estimates. The U.S. economy appeared to pick up steam, with the manufacturing and housing sectors reporting solid activity and the employment rate continuing to improve. Commodities, especially oil, regained some ground after price declines earlier in the year. Those developments most likely played a large part in the Federal Reserve’s decision in December to raise the federal funds rate by a quarter percentage point, to 0.5%–0.75%—only the second increase in a decade.

That optimism carried over to the U.S. stock market as investors anticipated stronger growth and higher inflation, even as fourth-quarter GDP growth disappointed. The earlier economic improvement and the prospect of more infrastructure spending, greater deregulation, and possible tax-code changes under the new administration helped fuel a shift toward riskier assets, propelling stocks to record highs in early 2017.

Corporate bonds, especially those of lower quality and with longer maturities, also saw strong demand, pushing their prices higher and their yields lower. The average yield on corporates dropped to 115 basis points (bps) over U.S. Treasuries at the end of the period, from 135 bps at the beginning. (A basis point is one one-hundredth of a percentage point.)

In contrast, demand for Treasuries slumped, lifting their yields. Over the six months, the bellwether 10-year Treasury yield jumped 81 bps to 2.39%, and the 30-year yield rose 77 bps to 3.00%. The 2-year Treasury yield climbed 45 bps to 1.26%. Yields of money market-eligible securities also increased.

As the period closed, yields moved up further as markets interpreted comments from Fed officials about employment and inflation expectations to mean that the next increase in the federal funds rate was likely to come at the Fed’s March meeting. And in fact, on March 15, the Fed raised it by another quarter percentage point, to 0.75%–1%, while projecting two more rate hikes this year.

Abroad during the fund’s reporting period, major central banks kept their monetary policies accommodative. The Bank of Japan continued to charge a negative interest rate on the excess reserves of financial institutions, a policy intended to complement its other efforts to spur growth and ward off deflation. As the period closed, there were signs that these efforts may be working, as Japan’s consumer price index rose for the first time in more than a year.

Management of the fund

The period coincided with the final implementation of new money market regulations adopted by the Securities and Exchange Commission in 2014. Under the rules, all three Vanguard funds covered in this report seek to maintain a stable net asset value of $1 per share.

Because it is designated a retail fund, Vanguard Prime Money Market Fund can impose liquidity fees and redemption “gates,” designed to help keep funds stable during times of extreme market stress. Please note that we manage our funds conservatively and seek to maintain liquidity above the levels at which fees and gates would be triggered. (See the box on page 9 for more details.)

In the run-up to the rules’ final compliance deadline in October, more than $1 trillion in assets industrywide moved to government money market funds from prime money market funds, leading yield spreads to widen between short-term government securities and bank certificates of deposit. In the weeks before implementation, we took steps to prepare for the volatility, including maintaining the funds’ liquidity in excess of SEC targets and shortening the weighted average maturity. These measures allowed us to provide maximum safety and liquidity.

Since then, we have taken advantage of market movements to make slight changes to the portfolios. In anticipation of rising interest rates, we began adding to the Prime Money Market Fund floating-rate debt that resets periodically at prevailing market rates. We also reduced that fund’s exposure to government securities in favor of bank debt maturing within one week.

As the spread between Treasury and agency securities has narrowed, we’ve been diversifying the Federal Money Market Fund’s portfolio by adding to its Treasury exposure. We also added to floating-rate agency notes when spreads allowed us to capture value.

We’ve been managing the Treasury Money Market Fund’s average maturity in anticipation of higher interest rates. We are also closely monitoring any debate about the debt ceiling that may occur later this year and that could affect the markets.

A look ahead

Absent an unexpected external shock, the U.S. economy looks to continue its steady growth. Real GDP is likely to be about 2% in 2017, or maybe closer to 2.5% if policies prove expansionary. As the labor market moves closer to the Fed’s full employment target, competition for labor could push the pace of annual wage increases into the 3%–4% range. That should fan inflation in the short term, but not to the point of overheating.

We’re encouraged by the Fed’s decision to continue the process of normalizing rates, which have been near zero since 2009. Although the federal funds rate could increase to 1.25%–1.5% by the end of 2017, we nevertheless think the Fed will maintain its dovish tightening approach, given the anti-inflationary forces still at work in the global economy.

Although corporate fundamentals stand to benefit from the new administration’s agenda, we’re also closely monitoring developments that could negatively affect our outlook. These include trade and immigration policy, political developments in Europe, and further weakness in the Chinese economy.

Regardless of what the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the funds’ performance while keeping the safety of your investment paramount.

David R. Glocke,

Principal Vanguard Fixed Income Group

March 16, 2017

Money market reform: What’s changed and what hasn’t

The final phase of money market reform took effect on October 14, 2016, the compliance date for the Securities and Exchange Commission’s new rules designed to enhance the stability and resilience of all money market funds.

Under the rules, Vanguard Prime Money Market Fund qualifies as a retail fund, and Vanguard Federal and Treasury Money Market Funds are government funds, which means all three will seek to maintain a stable net asset value of $1 per share. (Institutional money market funds, which have floating share prices, are not offered by Vanguard.)

We now report the funds’ weekly liquid assets, daily market value to four decimal places, and daily net shareholder cash flow. (See your fund’s Portfolio & Management tab on vanguard.com.)

Two other changes for the Prime Money Market Fund involve liquidity fees and redemption “gates,” tools to help keep funds stable during times of extreme market duress. These tools are not required for government funds.

A fee of up to 2% may be imposed by the fund’s board on the sale of shares if the fund’s weekly liquid assets fall below specified thresholds of its total assets. (The SEC has strict definitions for “liquid” assets; generally this refers to assets that can be sold in the normal course of business with little impact on their price.) The fee would reduce the dollar amount you receive for your redemption.

A gate is a temporary suspension of redemptions. The board may impose either fees or gates or both. Please note that we manage our funds conservatively and seek to maintain liquidity above the levels at which fees and gates would be imposed. You can learn more in your fund’s prospectus, available at vanguard.com.

Prime Money Market Fund

Fund Profile
As of February 28, 2017

Financial Attributes
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VMMXX	VMRXX
Expense Ratio[1]	0.16%	0.10%
7-Day SEC Yield	0.80%	0.86%
Average Weighted
Maturity	40 days	40 days

Sector Diversification (% of portfolio)
Certificates of Deposit		9.0%
U.S. Commercial Paper		3.5
Other		2.6
Repurchase Agreements		1.2
U.S. Government Obligations		1.5
U.S. Treasury Bills		20.0
Yankee/Foreign		62.2

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

1 The expense ratios shown are from the prospectus dated December 23, 2016, and represent estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratios were 0.16% for Investor Shares and 0.10% for Admiral Shares.

Prime Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2006, Through February 28, 2017
		Money
		Market
		Funds
	Investor Shares	Average
Fiscal Year	Total Returns	Total Returns
2007	5.23%	4.55%
2008	3.60	3.02
2009	1.31	0.62
2010	0.08	0.02
2011	0.06	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.02	0.00
2015	0.02	0.00
2016	0.32	0.04
2017	0.33	0.14

7-day SEC yield (2/28/2017): 0.80%
Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	6/4/1975	0.49%	0.12%	0.90%
Admiral Shares	10/3/1989	0.55	0.18	1.00

See Financial Highlights for dividend information.

Prime Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (21.5%)
2	Federal Home Loan Bank Discount Notes	0.500%	3/1/17	2,000	2,000
	United States Treasury Bill	0.420%	3/2/17	2,763	2,763
	United States Treasury Bill	0.471%	4/20/17	172,294	172,182
	United States Treasury Bill	0.476%	4/27/17	1,762,403	1,761,078
	United States Treasury Bill	0.501%	5/4/17	1,992,332	1,990,561
	United States Treasury Bill	0.527%–0.536%	5/11/17	3,501,777	3,498,102
	United States Treasury Bill	0.541%–0.627%	5/18/17	3,000,000	2,996,122
	United States Treasury Bill	0.612%	6/1/17	4,000,000	3,993,764
	United States Treasury Bill	0.612%–0.613%	6/8/17	1,000,000	998,321
	United States Treasury Bill	0.647%	6/15/17	2,000,000	1,996,202
	United States Treasury Bill	0.662%	6/29/17	1,500,000	1,496,700
	United States Treasury Bill	0.632%	7/6/17	988,950	986,752
3	United States Treasury Floating Rate Note	0.686%	10/31/18	1,500,000	1,500,024
Total U.S. Government and Agency Obligations (Cost $21,394,571)					21,394,571
Commercial Paper (32.0%)
Bank Holding Company (0.3%)
4	ABN Amro Funding USA LLC	1.195%	4/27/17	79,250	79,101
4	ABN Amro Funding USA LLC	1.154%	5/18/17	40,500	40,399
4	ABN Amro Funding USA LLC	1.154%	5/22/17	120,000	119,686
4	ABN Amro Funding USA LLC	1.125%	6/22/17	19,750	19,680
					258,866
Finance—Auto (1.3%)
	American Honda Finance Corp.	0.852%	3/16/17	109,000	108,961
	American Honda Finance Corp.	0.932%	4/24/17	73,500	73,398
	American Honda Finance Corp.	0.973%	5/4/17	181,050	180,738
	American Honda Finance Corp.	0.973%	5/5/17	123,275	123,059
4	BMW US Capital LLC	0.913%	6/28/17	23,750	23,679
	Toyota Motor Credit Corp.	1.004%	3/2/17	95,250	95,247
	Toyota Motor Credit Corp.	1.046%	5/8/17	85,900	85,731
	Toyota Motor Credit Corp.	1.024%	6/27/17	102,000	101,659
3	Toyota Motor Credit Corp.	1.345%	7/3/17	40,000	40,000
3	Toyota Motor Credit Corp.	1.210%	8/25/17	82,500	82,500
3	Toyota Motor Credit Corp.	1.191%	9/14/17	155,000	155,000
3	Toyota Motor Credit Corp.	1.190%	9/15/17	131,000	131,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
3	Toyota Motor Credit Corp.	1.171%	10/6/17	69,500	69,500
3	Toyota Motor Credit Corp.	1.171%	10/10/17	52,250	52,250
					1,322,722
Foreign Banks (23.1%)
[3,4]	Australia & New Zealand Banking Group, Ltd.	1.347%	3/6/17	540,750	540,750
4	Australia & New Zealand Banking Group, Ltd.	1.167%	3/20/17	171,500	171,395
4	Australia & New Zealand Banking Group, Ltd.	1.167%	3/21/17	173,500	173,388
4	Australia & New Zealand Banking Group, Ltd.	1.157%	3/23/17	399,800	399,519
[3,4]	Bank of Nova Scotia	1.474%	5/12/17	15,000	15,013
[3,4]	Bank of Nova Scotia	1.147%	6/6/17	405,000	405,000
[3,4]	Bank of Nova Scotia	1.148%	7/26/17	650,000	650,000
[3,4]	Canadian Imperial Holdings Inc.	1.229%	7/24/17	1,345,000	1,345,000
[3,4]	Commonwealth Bank of Australia	1.372%	3/7/17	200,000	200,000
[3,4]	Commonwealth Bank of Australia	1.372%	3/10/17	350,000	350,000
[3,4]	Commonwealth Bank of Australia	1.328%	5/19/17	103,750	103,750
[3,4]	Commonwealth Bank of Australia	1.331%	5/26/17	296,250	296,250
[3,4]	Commonwealth Bank of Australia	1.431%	6/20/17	250,000	250,000
[3,4]	Commonwealth Bank of Australia	1.429%	6/21/17	206,000	206,000
[3,4]	Commonwealth Bank of Australia	1.221%	6/30/17	247,750	247,750
[3,4]	Commonwealth Bank of Australia	1.401%	6/30/17	165,750	165,750
[3,4]	Commonwealth Bank of Australia	1.334%	8/1/17	297,250	297,250
[3,4]	Commonwealth Bank of Australia	1.335%	8/3/17	242,000	242,000
[3,4]	Commonwealth Bank of Australia	1.461%	9/25/17	134,250	134,250
[3,4]	Commonwealth Bank of Australia	1.292%	1/12/18	75,000	75,000
[3,4]	Commonwealth Bank of Australia	1.250%	1/25/18	248,000	248,000
[3,4]	Commonwealth Bank of Australia	1.250%	1/29/18	182,000	182,000
[3,4]	Commonwealth Bank of Australia	1.171%	2/26/18	63,000	63,000
	Credit Agricole Corporate
	& Investment Bank (New York Branch)	0.570%	3/1/17	1,988,000	1,988,000
4	Danske Corp.	1.043%	4/19/17	244,500	244,154
4	Danske Corp.	1.129%	4/24/17	186,150	185,836
4	Danske Corp.	1.104%	5/9/17	96,000	95,798
4	Danske Corp.	1.104%	5/10/17	128,750	128,475
4	Danske Corp.	1.033%	6/1/17	250,200	249,541
4	Danske Corp.	1.084%	6/16/17	175,742	175,178
4	Danske Corp.	1.084%	6/19/17	21,000	20,931
4	Danske Corp.	1.115%–1.125%	7/5/17	84,340	84,010
4	DNB Bank ASA	1.064%	5/19/17	500,000	498,837
4	DNB Bank ASA	1.023%	6/27/17	500,000	498,328
	ING US Funding LLC	1.084%	5/12/17	500,000	498,920
	Lloyds Bank plc	1.084%	5/4/17	247,700	247,224
	Lloyds Bank plc	0.982%	5/26/17	67,900	67,741
	Lloyds Bank plc	1.064%	6/13/17	99,000	98,697
[3,4]	National Australia Bank Ltd.	1.210%	3/3/17	500,000	500,000
[3,4]	National Australia Bank Ltd.	1.372%	4/10/17	288,000	288,000
4	National Australia Bank Ltd.	1.096%	4/18/17	298,500	298,066
[3,4]	National Australia Bank Ltd.	1.359%	6/16/17	250,000	250,000
[3,4]	National Australia Bank Ltd.	1.207%	8/4/17	170,250	170,250
[3,4]	National Australia Bank Ltd.	1.225%	9/8/17	600,000	600,000
[3,4]	National Australia Bank Ltd.	1.021%	11/28/17	484,000	484,000
	Natixis (New York Branch)	0.690%	3/1/17	1,000,000	1,000,000
4	Nordea Bank AB	1.207%	3/16/17	450,000	449,775
4	Nordea Bank AB	1.182%	3/20/17	500,000	499,690
4	Nordea Bank AB	1.187%	7/24/17	42,300	42,099

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
4	Societe Generale SA	0.635%–0.65%	3/1/17	635,807	635,807
4	Societe Generale SA	0.640%	3/3/17	341,000	340,988
	Swedbank AB	1.167%	3/6/17	200,000	199,968
	Swedbank AB	1.167%	3/7/17	200,000	199,961
	Swedbank AB	1.167%	3/8/17	200,000	199,955
	Swedbank AB	1.167%	3/9/17	200,000	199,948
	Swedbank AB	1.136%	3/20/17	195,000	194,884
	Swedbank AB	1.137%	3/21/17	200,000	199,874
	Swedbank AB	1.137%	3/22/17	105,000	104,931
	Swedbank AB	1.066%	4/3/17	200,000	199,806
	Swedbank AB	1.066%	4/4/17	200,000	199,800
	Swedbank AB	1.008%	6/12/17	197,000	196,434
	Swedbank AB	1.008%	6/13/17	197,000	196,428
	Swedbank AB	1.003%–1.013%	6/14/17	110,300	109,976
	Swedbank AB	1.003%	6/16/17	133,400	133,004
	Swedbank AB	1.013%	6/19/17	165,000	164,491
	Swedbank AB	1.013%	6/20/17	175,000	174,455
	Swedbank AB	1.013%	6/21/17	170,000	169,466
	Swedbank AB	1.008%	6/22/17	33,300	33,195
	Swedbank AB	1.177%	7/26/17	200,000	199,044
	Swedbank AB	1.177%	7/27/17	190,000	189,086
	Swedbank AB	1.177%	7/28/17	110,000	109,467
[3,4]	Westpac Banking Corp.	1.318%	5/26/17	413,000	413,000
[3,4]	Westpac Banking Corp.	1.461%	9/28/17	150,000	150,000
[3,4]	Westpac Banking Corp.	1.409%	9/29/17	100,000	100,000
[3,4]	Westpac Banking Corp.	1.405%	10/6/17	200,000	200,000
[3,4]	Westpac Banking Corp.	1.427%	10/6/17	198,000	198,000
[3,4]	Westpac Banking Corp.	1.291%	12/14/17	355,000	355,000
[3,4]	Westpac Banking Corp.	1.295%	1/8/18	200,000	200,000
[3,4]	Westpac Banking Corp.	1.223%	2/2/18	600,000	600,000
					22,991,583
Foreign Governments (3.0%)
4	CDP Financial Inc.	1.146%	3/7/17	37,700	37,693
4	CDP Financial Inc.	1.238%	3/17/17	37,000	36,980
4	CDP Financial Inc.	1.207%	3/30/17	30,000	29,971
4	CDP Financial Inc.	1.217%–1.228%	4/3/17	81,250	81,160
4	CDP Financial Inc.	0.982%–1.156%	4/20/17	37,250	37,195
4	CDP Financial Inc.	1.157%	4/24/17	15,000	14,974
4	CDP Financial Inc.	1.147%	5/8/17	54,500	54,383
4	CDP Financial Inc.	1.104%	5/9/17	66,900	66,759
4	CDP Financial Inc.	1.106%	5/10/17	80,000	79,829
4	CDP Financial Inc.	1.206%	6/8/17	23,750	23,672
4	CDP Financial Inc.	1.257%	6/30/17	48,450	48,246
4	CDP Financial Inc.	1.309%	7/12/17	58,500	58,219
4	CDP Financial Inc.	1.309%	7/13/17	70,750	70,408
4	CDP Financial Inc.	1.196%	8/4/17	38,750	38,550
5	CPPIB Capital Inc.	0.862%	5/3/17	300,000	299,548
5	CPPIB Capital Inc.	0.862%	5/4/17	100,000	99,847
5	CPPIB Capital Inc.	0.867%	6/21/17	300,000	299,193
4	Hydro-Quebec	0.842%	5/1/17	24,000	23,966
[3,4]	Ontario Teachers’ Finance Trust	1.399%	3/2/17	99,000	99,000
[3,4]	Ontario Teachers’ Finance Trust	1.391%	3/31/17	50,000	50,000
4	Ontario Teachers’ Finance Trust	1.239%	4/26/17	24,750	24,703
4	Ontario Teachers’ Finance Trust	1.228%	5/10/17	17,250	17,209

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
4	Ontario Teachers’ Finance Trust	1.239%	5/19/17	69,000	68,814
[3,4]	Ontario Teachers’ Finance Trust	1.148%	7/27/17	66,500	66,500
[3,4]	Ontario Teachers’ Finance Trust	1.230%	8/3/17	99,000	99,000
4	Ontario Teachers’ Finance Trust	1.269%	8/21/17	49,500	49,200
4	Ontario Teachers’ Finance Trust	1.310%	8/24/17	49,500	49,185
4	Ontario Teachers’ Finance Trust	1.259%	9/18/17	49,500	49,154
	Province of British Columbia	0.952%	3/22/17	66,440	66,403
	Province of Ontario	0.850%	5/4/17	50,000	49,925
5	PSP Capital Inc.	0.982%	4/17/17	55,000	54,930
5	PSP Capital Inc.	0.982%	4/18/17	119,000	118,844
5	PSP Capital Inc.	0.982%	4/19/17	35,800	35,752
5	PSP Capital Inc.	1.034%	5/5/17	95,000	94,823
5	PSP Capital Inc.	1.034%	5/8/17	74,250	74,105
5	PSP Capital Inc.	1.034%	5/9/17	50,250	50,151
5	PSP Capital Inc.	1.023%	5/24/17	94,500	94,275
5	PSP Capital Inc.	1.023%	5/25/17	76,000	75,817
5	PSP Capital Inc.	1.024%	5/30/17	67,500	67,328
5	PSP Capital Inc.	1.013%	6/1/17	37,525	37,428
5	PSP Capital Inc.	0.963%	6/20/17	24,750	24,677
5	PSP Capital Inc.	0.953%–0.963%	6/23/17	73,750	73,527
5	PSP Capital Inc.	0.943%	6/30/17	51,250	51,088
					2,942,431
Foreign Industrial (2.1%)
4	BASF SE	0.570%	3/1/17	115,750	115,750
	Nestle Finance International Ltd.	0.893%	6/22/17	249,750	249,052
4	Total Capital Canada Ltd.	0.957%	3/20/17	495,000	494,750
4	Total Capital Canada Ltd.	0.957%	3/22/17	291,250	291,088
4	Total Capital Canada Ltd.	0.952%	4/10/17	59,500	59,437
4	Total Capital Canada Ltd.	0.952%	4/11/17	386,250	385,832
4	Total Capital Canada Ltd.	0.942%	4/18/17	109,500	109,363
4	Total Capital Canada Ltd.	0.932%	4/28/17	38,500	38,442
4	Toyota Capital Canada Ltd.	0.952%	4/3/17	198,000	197,828
	Toyota Credit Canada Inc.	0.933%	3/8/17	49,500	49,491
	Toyota Credit Canada Inc.	0.882%	3/20/17	33,000	32,985
	Toyota Credit Canada Inc.	1.013%	4/5/17	49,500	49,451
	Toyota Credit Canada Inc.	1.187%	8/14/17	35,000	34,810
					2,108,279
Industrial (2.2%)
	General Electric Co.	0.550%	3/7/17	68,000	67,994
4	Merck & Co. Inc.	0.570%	3/7/17	50,750	50,745
4	Microsoft Corp.	0.852%	3/6/17	1,951,750	1,951,520
4	Novartis Finance Corp.	0.600%	3/1/17	40,750	40,750
4	Pfizer Inc.	0.550%	3/7/17	61,250	61,244
4	Wal-Mart Stores, Inc.	0.560%	3/6/17	34,000	33,997
					2,206,250
Total Commercial Paper (Cost $31,830,131)					31,830,131
Certificates of Deposit (41.3%)
Domestic Banks (8.2%)
	Citibank NA	1.060%	3/17/17	101,000	101,000
	Citibank NA	1.050%	4/3/17	396,000	396,000
3	HSBC Bank USA NA	1.380%	3/1/17	300,000	300,000
3	HSBC Bank USA NA	1.380%	3/3/17	300,000	300,000
3	HSBC Bank USA NA	1.377%	3/6/17	100,000	100,000

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
3 HSBC Bank USA NA	1.390%	4/3/17	90,000	90,000
3 HSBC Bank USA NA	1.390%	5/3/17	377,000	377,000
3 HSBC Bank USA NA	1.387%	5/4/17	97,000	97,000
3 HSBC Bank USA NA	1.247%	6/5/17	170,250	170,250
3 HSBC Bank USA NA	1.160%	9/1/17	407,000	407,000
3 JPMorgan Chase Bank NA	1.329%	4/21/17	55,000	55,000
3 JPMorgan Chase Bank NA	1.329%	5/2/17	72,000	72,000
3 State Street Bank & Trust Co.	1.178%	5/25/17	1,960,000	1,960,000
3 State Street Bank & Trust Co.	1.161%	6/21/17	991,000	991,000
3 Wells Fargo Bank NA	1.327%	3/22/17	200,000	200,000
3 Wells Fargo Bank NA	1.272%	4/18/17	500,000	500,000
3 Wells Fargo Bank NA	1.251%	5/2/17	250,000	250,000
3 Wells Fargo Bank NA	1.240%	5/4/17	500,000	500,000
3 Wells Fargo Bank NA	1.180%	6/1/17	500,000	500,000
3 Wells Fargo Bank NA	1.199%	6/21/17	400,000	400,000
3 Wells Fargo Bank NA	1.159%	7/24/17	362,000	362,000
				8,128,250
Eurodollar Certificates of Deposit (0.9%)
3 National Australia Bank Ltd.	1.167%	11/6/17	890,000	890,000

Yankee Certificates of Deposit (32.2%)
3 Bank of Montreal (Chicago Branch)	1.366%	3/7/17	483,500	483,500
3 Bank of Montreal (Chicago Branch)	1.179%	5/2/17	500,000	500,000
3 Bank of Montreal (Chicago Branch)	1.166%	6/7/17	1,054,000	1,054,000
3 Bank of Montreal (Chicago Branch)	1.159%	7/18/17	250,000	250,000
3 Bank of Montreal (Chicago Branch)	0.971%	9/1/17	378,000	378,000
3 Bank of Nova Scotia (Houston Branch)	1.341%	3/14/17	950,000	950,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	1.120%	5/17/17	1,000,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	1.130%	6/1/17	100,000	100,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	1.140%	6/1/17	150,000	150,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
(New York Branch)	1.140%	6/2/17	749,000	749,000
BNP Paribas SA (New York Branch)	0.690%	3/1/17	1,000,000	1,000,000
BNP Paribas SA (New York Branch)	0.670%	3/7/17	987,000	987,000
3 Canadian Imperial Bank of Commerce
(New York Branch)	1.341%	3/14/17	235,000	235,000
Canadian Imperial Bank of Commerce
(New York Branch)	1.100%	4/4/17	750,000	750,000
3 Canadian Imperial Bank of Commerce
(New York Branch)	1.170%	5/3/17	204,000	204,000
Credit Industriel et Commercial
(New York Branch)	0.690%	3/2/17	1,988,000	1,988,000
Credit Suisse AG (New York Branch)	1.150%	3/17/17	138,000	138,000
Credit Suisse AG (New York Branch)	1.150%	3/20/17	362,000	362,000
DNB Bank ASA (New York Branch)	0.660%	3/3/17	469,000	469,000
DNB Bank ASA (New York Branch)	1.040%	5/12/17	500,000	500,000
DNB Bank ASA (New York Branch)	1.060%	5/22/17	515,000	515,000
KBC Bank NV (New York Branch)	0.680%	3/1/17	1,989,000	1,989,000
Natixis (New York Branch)	0.690%	3/1/17	989,000	989,000
3 Nordea Bank AB (New York Branch)	1.325%	3/8/17	630,000	630,000
Nordea Bank AB (New York Branch)	0.985%	6/22/17	194,000	193,997

Prime Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Nordea Bank AB (New York Branch)	0.990%	6/30/17	198,250	198,247
Nordea Bank AB (New York Branch)	1.200%	7/24/17	154,000	154,000
Nordea Bank AB (New York Branch)	1.160%	7/26/17	200,000	200,000
3 Royal Bank of Canada (New York Branch)	1.379%	3/2/17	495,000	495,000
3 Royal Bank of Canada (New York Branch)	1.325%	3/8/17	497,000	497,000
3 Royal Bank of Canada (New York Branch)	1.151%	6/12/17	460,000	460,000
3 Royal Bank of Canada (New York Branch)	1.160%	7/3/17	125,000	125,000
3 Royal Bank of Canada (New York Branch)	1.159%	7/24/17	250,000	250,000
3 Royal Bank of Canada (New York Branch)	1.179%	8/23/17	1,000,000	1,000,000
Skandinaviska Enskilda Banken AB
(New York Branch)	0.650%	3/3/17	1,600,000	1,600,000
Skandinaviska Enskilda Banken AB
(New York Branch)	0.950%	5/30/17	885,000	885,000
Societe Generale (New York Branch)	0.640%	3/3/17	186,000	186,000
Sumitomo Mitsui Banking Corp.
(New York Branch)	1.100%	4/4/17	600,000	600,000
Sumitomo Mitsui Banking Corp.
(New York Branch)	1.100%	4/21/17	400,000	400,000
3 Svenska HandelsBanken (New York Branch)	1.377%	4/6/17	400,000	400,000
3 Svenska HandelsBanken (New York Branch)	1.199%	5/2/17	500,000	500,000
3 Svenska HandelsBanken (New York Branch)	1.317%	5/4/17	200,000	200,000
3 Svenska HandelsBanken (New York Branch)	1.248%	5/26/17	800,000	800,000
3 Svenska HandelsBanken (New York Branch)	1.157%	7/5/17	1,050,000	1,050,000
Svenska HandelsBanken (New York Branch)	1.210%	7/26/17	60,000	60,000
3 Swedbank AB (New York Branch)	1.351%	3/1/17	397,000	397,000
3 Toronto Dominion Bank (New York Branch)	1.145%	6/8/17	496,000	496,000
3 Toronto Dominion Bank (New York Branch)	1.335%	7/6/17	495,750	495,750
3 Toronto Dominion Bank (New York Branch)	1.192%	8/17/17	700,000	700,000
3 Toronto Dominion Bank (New York Branch)	1.239%	9/5/17	500,000	500,000
3 Toronto Dominion Bank (New York Branch)	1.220%	11/1/17	807,000	807,000
UBS AG (Stamford Branch)	1.010%	6/9/17	297,000	297,000
UBS AG (Stamford Branch)	1.010%	6/12/17	298,000	298,000
UBS AG (Stamford Branch)	1.010%	6/13/17	155,000	155,000
UBS AG (Stamford Branch)	1.050%	6/19/17	500,000	500,000
3 Westpac Banking Corp. (New York Branch)	1.226%	3/7/17	500,000	500,000
3 Westpac Banking Corp. (New York Branch)	1.317%	6/6/17	200,000	200,000
				31,970,494
Total Certificates of Deposit (Cost $40,988,744)				40,988,744
Other Notes (0.8%)
Bank of America NA	0.890%	3/1/17	170,250	170,250
Bank of America NA	1.060%	5/12/17	244,000	244,000
Bank of America NA	1.050%	6/1/17	169,500	169,500
Bank of America NA	1.060%	7/3/17	171,000	171,000
Total Other Notes (Cost $754,750)				754,750
Repurchase Agreements (1.2%)
Federal Reserve Bank of New York
(Dated 2/28/17, Repurchase Value
$1,182,016,000, collateralized by
U.S. Treasury Note/Bond 0.875%,
7/31/19, with a value of $1,182,016,000)	0.500%	3/1/17	1,182,000	1,182,000
Total Repurchase Agreements (Cost $1,182,000)				1,182,000

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
Tax-Exempt Municipal Bonds (1.7%)
6	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.650%	3/7/17	61,705	61,705
6	Arizona Health Facilities Authority Revenue
	(Catholic Healthcare West) VRDO	0.640%	3/7/17	29,625	29,625
6	Big Bear Lake CA Industrial Revenue
	(Southwest Gas Corp. Project) VRDO	0.660%	3/7/17	33,500	33,500
[5,6]	BlackRock Municipal Income Trust TOB VRDO	0.750%	3/1/17	207,000	207,000
	Board of Regents of the University of
	Texas System Revenue Financing
	System Revenue VRDO	0.600%	3/7/17	99,495	99,495
	Board of Regents of the University of
	Texas System Revenue Financing
	System Revenue VRDO	0.600%	3/7/17	70,750	70,750
6	California GO VRDO	0.590%	3/7/17	15,315	15,315
6	Clackamas County OR Hospital Facility
	Authority Revenue (Legacy Health System)	0.630%	3/7/17	14,310	14,310
6	Clark County NV Airport Improvement
	Revenue VRDO	0.660%	3/7/17	88,650	88,650
6	Colorado Health Facilities Authority Revenue
	(Frasier Meadows Manor Project)	0.670%	3/7/17	10,000	10,000
6	Dallas TX Performing Arts Cultural Facilities
	(Dallas Center Foundation) VRDO	0.650%	3/7/17	18,965	18,965
6	East Baton Rouge Parish LA Sales Tax
	Revenue VRDO	0.680%	3/7/17	39,470	39,470
6	Emmaus PA General Authority Revenue VRDO	0.640%	3/7/17	10,600	10,600
6	Franklin County OH Hospital Facilities Revenue
	(US Health Corp. of Columbus) VRDO	0.630%	3/7/17	9,530	9,530
6	Greenville County SC Hospital System
	Revenue VRDO	0.630%	3/7/17	17,460	17,460
6	Illinois Finance Authority Revenue
	(Carle Healthcare System) VRDO	0.640%	3/7/17	16,400	16,400
6	Illinois Finance Authority Revenue
	(Ingalls Health System Obligated Group) VRDO	0.670%	3/7/17	28,475	28,475
6	Illinois Finance Authority Revenue
	(North Park University) VRDO	0.640%	3/7/17	14,800	14,800
	Illinois Finance Authority Revenue
	(Northwestern University) VRDO	0.600%	3/7/17	25,200	25,200
	Illinois Finance Authority Revenue
	(Northwestern University) VRDO	0.610%	3/7/17	13,500	13,500
6	Jacksonville FL Capital Project Revenue VRDO	0.660%	3/7/17	29,720	29,720
6	Kentucky Higher Education Student Loan Corp.
	Student Loan Revenue VRDO	0.700%	3/7/17	29,775	29,775
6	Livermore CA COP VRDO	0.620%	3/7/17	21,585	21,585
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes
	Medical Institute) VRDO	0.620%	3/7/17	19,465	19,465
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes
	Medical Institute) VRDO	0.630%	3/7/17	22,520	22,520
	Loudoun County VA Industrial Development
	Authority Revenue (Howard Hughes
	Medical Institute) VRDO	0.630%	3/7/17	26,700	26,700
6	Maine Health & Higher Educational Facilities
	Authority Revenue (Bowdoin College) VRDO	0.620%	3/7/17	9,705	9,705

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
	Maryland Economic Development Corp. Revenue
	(Howard Hughes Medical Institute) VRDO	0.630%	3/7/17	35,790	35,790
6	Monroe County GA Development Authority
	Pollution Control Revenue
	(Oglethorpe Power Co.) VRDO	0.640%	3/7/17	32,500	32,500
6	New Mexico Finance Authority Transportation
	Revenue VRDO	0.620%	3/7/17	14,550	14,550
6	New York City NY Housing Finance Agency
	Revenue (900 Eighth Avenue) VRDO	0.670%	3/7/17	17,000	17,000
6	New York City NY Housing Finance Agency
	Service Contract Revenue VRDO	0.630%	3/7/17	9,910	9,910
6	New York State Dormitory Authority Revenue
	(City University System) VRDO	0.630%	3/7/17	145,650	145,650
	New York State Dormitory Authority Revenue
	(Columbia University) VRDO	0.600%	3/7/17	9,000	9,000
6	New York State Housing Finance Agency
	Housing Revenue (625 W 57th St) VRDO	0.610%	3/7/17	48,705	48,705
6	New York State Housing Finance Agency
	Housing Revenue (Riverside Center 2) VRDO	0.640%	3/7/17	29,500	29,500
6	New York State Housing Finance Agency
	Revenue (Service Contract) VRDO	0.630%	3/7/17	14,500	14,500
6	Orange County CA Water District COP VRDO	0.620%	3/7/17	40,315	40,315
6	Pasadena CA COP VRDO	0.630%	3/7/17	23,100	23,100
6	San Francisco CA City & County International
	Airport Revenue VRDO	0.620%	3/7/17	39,370	39,370
6	Santa Clara County CA Financing Authority
	Lease Revenue (Multiple Facilities Projects)	0.630%	3/7/17	28,080	28,080
6	Southern California Public Power Authority
	Revenue (Magnolia Power Project) VRDO	0.600%	3/7/17	26,470	26,470
6	Syracuse NY Industrial Development Agency
	Civic Facility Revenue (Syracuse University
	Project) VRDO	0.610%	3/7/17	28,050	28,050
6	Tarrant County TX Cultural Education Facilities
	Finance Corp. Hospital Revenue
	(Methodist Hospitals of Dallas)	0.640%	3/7/17	16,565	16,565
6	University of Alabama at Birmingham Hospital
	Revenue VRDO	0.670%	3/7/17	16,800	16,800
	University of Texas Permanent University Fund
	Revenue VRDO	0.590%	3/7/17	107,635	107,635
	University of Texas Permanent University Fund
	Revenue VRDO	0.590%	3/7/17	50,870	50,870
Total Tax-Exempt Municipal Bonds (Cost $1,718,580)					1,718,580
Corporate Bonds (0.6%)
Industrial (0.6%)
3	Toyota Motor Credit Corp.	1.373%	4/24/17	605,000	605,000
Total Corporate Bonds (Cost $605,000)					605,000
Taxable Municipal Bonds (0.9%)
[5,6]	BlackRock Municipal Bond Trust TOB VRDO	0.750%	3/1/17	42,730	42,730
[5,6]	BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.750%	3/1/17	30,715	30,715
[5,6]	BlackRock Municipal Income Trust II TOB VRDO	0.750%	3/1/17	105,850	105,850
[5,6]	BlackRock MuniHoldings Fund II, Inc. TOB VRDO	0.750%	3/1/17	40,385	40,385
[5,6]	BlackRock MuniHoldings Fund, Inc. TOB VRDO	0.750%	3/1/17	57,550	57,550

Prime Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[5,6]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.750%	3/1/17	38,905	38,905
[5,6]	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.750%	3/1/17	100,000	100,000
[5,6]	BlackRock MuniVest Fund II, Inc. TOB VRDO	0.750%	3/1/17	89,750	89,750
[5,6]	BlackRock MuniVest Fund, Inc. TOB VRDO	0.750%	3/1/17	130,340	130,340
[5,6]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.750%	3/1/17	89,100	89,100
[5,6]	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.750%	3/1/17	41,065	41,065
[5,6]	BlackRock Strategic Municipal Trust TOB VRDO	0.750%	3/1/17	16,555	16,555
6	Illinois Finance Authority Revenue
	(Carle Foundation) VRDO	0.630%	3/7/17	17,500	17,500
5	Los Angeles CA Department of Water
	& Power Revenue TOB VRDO	0.740%	3/7/17	13,000	13,000
5	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.740%	3/7/17	13,100	13,100
6	New York State Housing Finance Agency
	Housing Revenue VRDO	0.660%	3/7/17	33,000	33,000
5	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.740%	3/7/17	12,400	12,400
	University of Texas System Revenue Financing
	System Revenue VRDO	0.670%	3/7/17	18,000	18,000
Total Taxable Municipal Bonds (Cost $889,945)					889,945
Total Investments (100.0%) (Cost $99,363,721)					99,363,721

					Amount
					($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard					7,175
Receivables for Investment Securities Sold					3,935
Receivables for Accrued Income					37,551
Receivables for Capital Shares Issued					209,522
Other Assets					90,607
Total Other Assets					348,790
Liabilities
Payables for Investment Securities Purchased					(63,000)
Payables for Capital Shares Redeemed					(255,199)
Payables for Distributions					(3,181)
Payables to Vanguard					(6,242)
Other Liabilities					(426)
Total Liabilities					(328,048)
Net Assets (100%)					99,384,463

Prime Money Market Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	99,374,751
Undistributed Net Investment Income	216
Accumulated Net Realized Gains	9,496
Net Assets	99,384,463

Investor Shares—Net Assets
Applicable to 87,223,522,983 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	87,241,321
Net Asset Value Per Share—Investor Shares	$1.00

Admiral Shares—Net Assets
Applicable to 12,140,664,317 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,143,142
Net Asset Value Per Share—Admiral Shares	$1.00

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At February 28, 2017, the aggregate value of these securities was $21,104,889,000, representing 21.2% of net assets.
5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2017, the aggregate value of these securities was $2,579,779,000, representing 2.6% of net assets.
6 Scheduled principal and interest payments are guaranteed by bank letter of credit.
COP—Certificate of Participation.
GO—General Obligation Bond.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest	424,771
Total Income	424,771
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,622
Management and Administrative—Investor Shares	57,568
Management and Administrative—Admiral Shares	5,822
Marketing and Distribution—Investor Shares	11,766
Marketing and Distribution—Admiral Shares	224
Custodian Fees	534
Shareholders’ Reports—Investor Shares	1,024
Shareholders’ Reports—Admiral Shares	33
Trustees’ Fees and Expenses	61
Total Expenses	78,654
Net Investment Income	346,117
Realized Net Gain (Loss) on Investment Securities Sold	3,526
Net Increase (Decrease) in Net Assets Resulting from Operations	349,643

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	346,117	444,857
Realized Net Gain (Loss)	3,526	2,974
Net Increase (Decrease) in Net Assets Resulting from Operations	349,643	447,831
Distributions
Net Investment Income
Investor Shares	(300,199)	(344,430)
Admiral Shares[1]	(45,702)	(100,426)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares[1]	—	—
Total Distributions	(345,901)	(444,856)
Capital Share Transactions (at $1.00 per share)
Investor Shares	(12,972,117)	(5,612,729)
Admiral Shares[1]	(4,286,652)	(12,558,967)
Net Increase (Decrease) from Capital Share Transactions	(17,258,769)	(18,171,696)
Total Increase (Decrease)	(17,255,027)	(18,168,721)
Net Assets
Beginning of Period	116,639,490	134,808,211
End of Period[2]	99,384,463	116,639,490

1 Institutional Shares were renamed Admiral Shares in December 2015.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $216,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.003	.0032	.0002	.0001	.0002	.0004
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.003	.0032	.0002	.0001	.0002	.0004
Distributions
Dividends from Net Investment Income	(.003)	(.0032)	(.0002)	(.0001)	(.0002)	(.0004)
Distributions from Realized Capital Gains	—	—	—	(.0000)[1]	—	—
Total Distributions	(.003)	(.0032)	(.0002)	(.0001)	(.0002)	(.0004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.33%	0.32%	0.02%	0.02%	0.02%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$87,241	$100,210	$105,820	$101,910	$102,160	$90,212
Ratio of Expenses to
Average Net Assets[3]	0.16%	0.16%	0.15%	0.14%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	0.66%	0.32%	0.02%	0.01%	0.02%	0.04%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 For the years ended August 31, 2012, through August 31, 2016, the ratio of total expenses to average net assets before an expense reduction was 0.16%, 0.16%, 0.16%, 0.17%, and 0.16%. For the six months ended February 28, 2017, there was no expense reduction.
See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.004	.004	.001	.001	.001	.001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.004	.004	.001	.001	.001	.001
Distributions
Dividends from Net Investment Income	(. 004)	(. 004)	(. 001)	(. 001)	(. 001)	(. 001)
Distributions from Realized Capital Gains	—	—	—	(.000)[1]	—	—
Total Distributions	(. 004)	(. 004)	(. 001)	(. 001)	(. 001)	(. 001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.36%	0.38%	0.07%	0.06%	0.07%	0.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,143	$16,429	$28,988	$28,699	$27,015	$24,543
Ratio of Total Expenses to
Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	0.72%	0.38%	0.07%	0.05%	0.07%	0.11%

The expense ratio and net investment income ratio for the current period have been annualized.
Institutional Shares were renamed Admiral Shares in December 2015. Prior periods’ Financial Highlights are for the Institutional class.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Prime Money Market Fund

Notes to Financial Statements

Vanguard Prime Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers’ abilities to meet their obligations may be affected by economic developments in such industries. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria. Effective December 2015, Institutional Shares were renamed Admiral Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counter-parties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of

Prime Money Market Fund

Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $7,175,000, representing 0.01% of the fund’s net assets and 2.87% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the period ended February 28, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Prime Money Market Fund

At February 28, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	February 28, 2017		August 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	42,590,467	42,589,533	101,526,451	101,527,243
Issued in Lieu of Cash Distributions	280,943	280,943	335,584	335,584
Redeemed	(55,843,527)	(55,843,530)	(107,474,764)	(107,474,762)
Net Increase (Decrease)—Investor Shares	(12,972,117)	(12,973,054)	(5,612,729)	(5,611,935)
Admiral Shares[1]
Issued	5,039,372	5,040,304	17,763,247	17,762,458
Issued in Lieu of Cash Distributions	43,215	43,215	96,589	96,589
Redeemed	(9,369,239)	(9,369,239)	(30,418,803)	(30,418,803)
Net Increase (Decrease) —Admiral Shares	(4,286,652)	(4,285,720)	(12,558,967)	(12,559,756)
1 Institutional Shares were renamed Admiral Shares in December 2015.

E. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

Federal Money Market Fund

Fund Profile
As of February 28, 2017

Financial Attributes
Ticker Symbol	VMFXX
Expense Ratio[1]	0.11%
7-Day SEC Yield	0.49%
Average Weighted
Maturity	50 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	51.6%
U.S. Government Obligations	23.5
Repurchase Agreements	24.9

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

1 The expense ratio shown is from the prospectus dated December 23, 2016, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratio was 0.11%.

Federal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2006, Through February 28, 2017
		US Gov’t Money
		Market Funds
		Average
Fiscal Year	Total Returns	Total Returns
2007	5.17%	4.58%
2008	3.46	2.71
2009	1.06	0.43
2010	0.04	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.01	0.00
2014	0.02	0.00
2015	0.01	0.00
2016	0.23	0.00
2017	0.19	0.04

7-day SEC yield (2/28/2017): 0.49%
Government Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Federal Money Market Fund	7/13/1981	0.30%	0.08%	0.83%

See Financial Highlights for dividend information.

Federal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (80.1%)
2	Federal Home Loan Bank Discount Notes	0.470%–0.530%	3/1/17	433,846	433,846
2	Federal Home Loan Bank Discount Notes	0.450%	3/2/17	917	917
2	Federal Home Loan Bank Discount Notes	0.516%–0.529%	3/3/17	823,500	823,476
2	Federal Home Loan Bank Discount Notes	0.530%	3/14/17	75,000	74,986
2	Federal Home Loan Bank Discount Notes	0.576%	3/16/17	100,000	99,976
2	Federal Home Loan Bank Discount Notes	0.550%	3/17/17	81,600	81,580
2	Federal Home Loan Bank Discount Notes	0.530%	3/21/17	500,000	499,853
2	Federal Home Loan Bank Discount Notes	0.530%	3/22/17	300,000	299,907
2	Federal Home Loan Bank Discount Notes	0.551%	3/24/17	270,000	269,905
2	Federal Home Loan Bank Discount Notes	0.541%	3/31/17	200,500	200,410
2	Federal Home Loan Bank Discount Notes	0.536%	4/5/17	200,000	199,896
2	Federal Home Loan Bank Discount Notes	0.535%–0.536%	4/12/17	1,846,000	1,844,848
2	Federal Home Loan Bank Discount Notes	0.535%–0.536%	4/19/17	1,407,700	1,406,675
2	Federal Home Loan Bank Discount Notes	0.536%	4/20/17	350,000	349,740
2	Federal Home Loan Bank Discount Notes	0.547%–0.549%	4/21/17	722,400	721,841
2	Federal Home Loan Bank Discount Notes	0.551%	4/26/17	168,000	167,856
2	Federal Home Loan Bank Discount Notes	0.546%–0.550%	4/28/17	879,135	878,360
2	Federal Home Loan Bank Discount Notes	0.546%	5/1/17	300,000	299,723
2	Federal Home Loan Bank Discount Notes	0.551%	5/5/17	199,000	198,802
2	Federal Home Loan Bank Discount Notes	0.551%–0.556%	5/19/17	763,584	762,660
2	Federal Home Loan Bank Discount Notes	0.576%	5/22/17	1,000,000	998,690
2	Federal Home Loan Bank Discount Notes	0.556%–0.561%	5/24/17	587,191	586,427
2	Federal Home Loan Bank Discount Notes	0.556%	5/26/17	1,980,600	1,977,974
2	Federal Home Loan Bank Discount Notes	0.566%	5/31/17	625,000	624,107
[2,3]	Federal Home Loan Banks	0.790%	3/1/17	25,000	25,000
[2,3]	Federal Home Loan Banks	0.799%	3/2/17	125,000	125,000
[2,3]	Federal Home Loan Banks	0.872%	3/3/17	75,000	75,000
[2,3]	Federal Home Loan Banks	0.793%	3/9/17	235,000	235,000
[2,3]	Federal Home Loan Banks	0.792%	3/10/17	175,000	175,000
[2,3]	Federal Home Loan Banks	0.781%	3/14/17	88,500	88,499
[2,3]	Federal Home Loan Banks	0.791%	3/14/17	100,000	100,000
[2,3]	Federal Home Loan Banks	0.790%	3/15/17	100,000	100,000
[2,3]	Federal Home Loan Banks	0.830%	3/16/17	50,000	50,000
[2,3]	Federal Home Loan Banks	0.919%	3/21/17	100,000	100,000

Federal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
[2,3]	Federal Home Loan Banks	0.841%	4/19/17	100,000	100,000
[2,3]	Federal Home Loan Banks	1.001%	7/21/17	160,000	160,187
[2,3]	Federal Home Loan Banks	0.612%	7/27/17	432,400	432,241
[2,3]	Federal Home Loan Banks	0.722%	8/17/17	1,000,000	1,000,000
[2,3]	Federal Home Loan Banks	0.740%	8/17/17	200,000	200,000
[2,3]	Federal Home Loan Banks	0.731%	8/21/17	500,000	500,000
[2,3]	Federal Home Loan Banks	0.719%	8/23/17	250,000	250,000
[2,3]	Federal Home Loan Banks	0.960%	10/19/17	250,000	250,000
[2,3]	Federal Home Loan Banks	0.728%	11/28/17	250,000	250,000
[2,3]	Federal Home Loan Banks	0.728%	11/28/17	250,000	250,000
[2,3]	Federal Home Loan Banks	0.726%	11/28/17	500,000	500,000
[2,3]	Federal Home Loan Banks	0.829%	3/2/18	250,000	250,003
[2,3]	Federal Home Loan Banks	0.756%	3/7/18	500,000	500,000
[2,3]	Federal Home Loan Banks	0.799%	3/23/18	500,000	500,000
[3,4]	Federal Home Loan Mortgage Corp.	0.786%	4/20/17	34,130	34,128
[3,4]	Federal Home Loan Mortgage Corp.	0.818%	4/27/17	85,000	85,001
[3,4]	Federal Home Loan Mortgage Corp.	0.909%	7/21/17	100,000	99,996
[3,4]	Federal Home Loan Mortgage Corp.	0.811%	11/13/17	600,000	600,000
[3,4]	Federal Home Loan Mortgage Corp.	0.842%	1/5/18	285,000	285,000
[3,4]	Federal Home Loan Mortgage Corp.	0.979%	1/8/18	125,000	125,000
[3,4]	Federal Home Loan Mortgage Corp.	0.621%	1/11/18	750,000	750,000
[3,4]	Federal Home Loan Mortgage Corp.	0.988%	1/12/18	25,000	25,000
[3,4]	Federal Home Loan Mortgage Corp.	0.840%	1/16/18	275,000	275,000
[3,4]	Federal Home Loan Mortgage Corp.	0.831%	1/29/18	500,000	500,000
[3,4]	Federal Home Loan Mortgage Corp.	0.763%	2/26/18	500,000	500,000
[3,4]	Federal Home Loan Mortgage Corp.	0.758%	3/9/18	650,000	650,000
[3,4]	Federal Home Loan Mortgage Corp.	0.792%	7/6/18	750,000	750,000
[3,4]	Federal National Mortgage Assn.	0.780%	8/16/17	300,000	299,972
[3,4]	Federal National Mortgage Assn.	0.785%	9/8/17	360,000	359,958
[3,4]	Federal National Mortgage Assn.	0.787%	10/5/17	331,890	331,873
[3,4]	Federal National Mortgage Assn.	0.944%	3/21/18	400,000	400,304
	United States Treasury Bill	0.432%–0.491%	3/2/17	1,250,500	1,250,483
	United States Treasury Bill	0.530%	3/9/17	2,000,000	1,999,764
	United States Treasury Bill	0.541%	3/16/17	1,400,000	1,399,685
	United States Treasury Bill	0.501%	3/23/17	500,000	499,847
	United States Treasury Bill	0.491%	4/6/17	1,700,000	1,699,167
	United States Treasury Bill	0.496%	4/13/17	1,000,000	999,409
	United States Treasury Bill	0.471%–0.536%	4/20/17	2,250,000	2,248,444
	United States Treasury Bill	0.476%	4/27/17	1,323,428	1,322,433
	United States Treasury Bill	0.501%	5/4/17	1,500,000	1,498,667
	United States Treasury Bill	0.536%	5/11/17	1,500,000	1,498,417
	United States Treasury Bill	0.627%	5/18/17	1,750,000	1,747,630
	United States Treasury Bill	0.607%	5/25/17	1,500,000	1,497,857
	United States Treasury Bill	0.617%	6/8/17	1,500,000	1,497,463
	United States Treasury Bill	0.647%	6/15/17	1,650,000	1,646,866
	United States Treasury Bill	0.647%	6/22/17	1,650,000	1,646,659
	United States Treasury Bill	0.662%	6/29/17	1,500,000	1,496,700
	United States Treasury Bill	0.632%	7/6/17	1,600,000	1,596,444
	United States Treasury Bill	0.622%	8/10/17	1,500,000	1,495,815
	United States Treasury Bill	0.647%	8/17/17	1,700,000	1,694,853
	United States Treasury Bill	0.672%	8/24/17	1,500,000	1,495,087
3	United States Treasury Floating Rate Note	0.686%	10/31/18	600,000	600,010
Total U.S. Government and Agency Obligations (Cost $56,921,317)					56,921,317

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Repurchase Agreements (20.6%)
Bank of Montreal
(Dated 2/28/17, Repurchase Value
$1,000,014,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%–1.250%,
4/15/18–7/15/24, and U.S. Treasury Note/Bond
0.625%–2.875%, 6/30/17–8/15/45, with a value
of $1,020,000,000)	0.510%	3/1/17	1,000,000	1,000,000
Bank of Montreal
(Dated 2/28/17, Repurchase Value $250,234,000,
collateralized by Treasury Inflation Indexed
Note/Bond 0.375%, 7/15/25, and U.S. Treasury
Note/Bond 1.375%, 2/15/20, with a value
of $255,000,000)	0.570%	3/7/17	250,000	250,000
Bank of Nova Scotia
(Dated 2/28/17, Repurchase Value
$1,200,017,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%–2.500%,
4/15/18–2/15/41, U.S. Treasury Bill 0.000%,
4/13/17–9/14/17, and U.S. Treasury Note/Bond
0.625%–8.750%, 5/15/17–8/15/45, with a value
of $1,224,000,000)	0.520%	3/1/17	1,200,000	1,200,000
Credit Agricole Corporate & Investment Bank
NY Branch (Dated 2/28/17, Repurchase Value
$1,250,018,000, collateralized by U.S. Treasury
Note/Bond 1.625%–5.375%, 4/30/23–2/15/31,
with a value of $1,275,000,000)	0.520%	3/1/17	1,250,000	1,250,000
Credit Agricole Corporate & Investment Bank
NY Branch (Dated 2/22/17, Repurchase Value
$500,051,000, collateralized by Treasury Inflation
Indexed Note/Bond 0.875%–3.875%, 7/15/17–
2/15/47, U.S. Treasury Bill 0.000%, 4/13/17,
and U.S. Treasury Note/Bond 0.750%–4.750%,
5/15/17–2/15/46, with a value of $510,000,000)	0.520%	3/1/17	500,000	500,000
Credit Agricole Corporate & Investment Bank
NY Branch (Dated 2/23/17, Repurchase Value
$500,051,000, collateralized by U.S. Treasury
Note/Bond 3.750%, 11/15/18, with a value
of $510,000,000)	0.520%	3/2/17	500,000	500,000
Credit Agricole Corporate & Investment Bank
NY Branch (Dated 2/28/17, Repurchase Value
$250,026,000, collateralized by U.S. Treasury
Note/Bond 0.625%–6.750%, 7/31/17–8/15/26,
with a value of $255,000,000)	0.530%	3/7/17	250,000	250,000
Federal Reserve Bank of New York
(Dated 2/28/17, Repurchase Value
$5,240,073,000, collateralized by U.S. Treasury
Note/Bond 1.500%–6.125%, 7/31/20–2/15/43,
with a value of $5,240,073,000)	0.500%	3/1/17	5,240,000	5,240,000
JP Morgan Securities LLC
(Dated 2/28/17, Repurchase Value
$500,007,000, collateralized by Treasury
Inflation Indexed Note/Bond 0.125%, 7/15/22,
and U.S. Treasury Note/Bond 4.000%, 8/15/18,
with a value of $510,000,000)	0.520%	3/1/17	500,000	500,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
JP Morgan Securities LLC
(Dated 2/28/17, Repurchase Value $50,001,000,
collateralized by U.S. Treasury Note/Bond
1.375%, 5/31/21, with a value of $51,005,000)	0.520%	3/1/17	50,000	50,000
JP Morgan Securities LLC
(Dated 2/28/17, Repurchase Value $500,007,000,
collateralized by Treasury Inflation Indexed
Note/Bond 0.125%, 4/15/20–7/15/22, and
U.S. Treasury Note/Bond 3.750%–4.000%,
8/15/18–11/15/43, with a value of $510,001,000)	0.520%	3/1/17	500,000	500,000
Merrill Lynch Pierce Fenner & Smith Inc.
(Dated 2/28/17, Repurchase Value $175,003,000,
collateralized by U.S. Treasury Bill 0.000%,
4/13/17–11/9/17, and U.S. Treasury Note/Bond
0.590%–5.500%, 4/30/17–8/15/28, with a value
of $178,500,000)	0.520%	3/1/17	175,000	175,000
Mizuho Securities (USA) Inc.
(Dated 2/28/17, Repurchase Value $500,007,000,
collateralized by U.S. Treasury Bill 0.000%,
6/29/17–10/12/17, and U.S. Treasury Note/Bond
0.625%–2.125%, 2/28/18–2/29/24, with a value
of $510,000,000)	0.530%	3/1/17	500,000	500,000
RBC Capital Markets LLC
(Dated 1/4/17, Repurchase Value $250,222,000,
collateralized by Treasury Inflation Indexed
Note/Bond 2.500%, 1/15/29, and U.S. Treasury
Note/Bond 1.125%–3.125%, 4/30/17–5/15/25,
with a value of $255,000,000)	0.550%	3/3/17	250,000	250,000
RBC Capital Markets LLC
(Dated 2/15/17, Repurchase Value $500,443,000,
collateralized by Treasury Inflation Indexed
Note/Bond 0.125%–2.375%, 4/15/18–1/15/27,
U.S. Treasury Bill 0.000%, 5/4/17–12/7/17, and
U.S. Treasury Note/Bond 0.590%–8.875%,
3/31/17–5/15/44, with a value of $510,000,000)	0.560%	3/7/17	500,000	500,000
RBC Capital Markets LLC
(Dated 2/16/17, Repurchase Value $500,467,000,
collateralized by U.S. Treasury Bill 0.000%,
3/23/17–6/15/17, and U.S. Treasury Note/Bond
0.750%–3.625%, 6/30/17–5/15/45, with a value
of $510,000,000)	0.560%	3/7/17	500,000	500,000
RBC Capital Markets LLC
(Dated 2/28/17, Repurchase Value $250,229,000,
collateralized by Treasury Inflation Indexed
Note/Bond 0.125%, 7/15/24, and U.S. Treasury
Note/Bond 1.250%–2.875%, 12/31/18–5/15/43,
with a value of $255,000,000)	0.560%	3/7/17	250,000	250,000
TD Securities (USA) LLC
(Dated 2/22/17, Repurchase Value $275,028,000,
collateralized by Treasury Inflation Indexed
Note/Bond 3.375%, 4/15/32, and U.S. Treasury
Note/Bond 1.625%–6.500%, 7/31/20–11/15/46,
with a value of $280,500,000)	0.520%	3/1/17	275,000	275,000

Federal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
TD Securities (USA) LLC
(Dated 2/22/17, Repurchase Value $100,010,000,
collateralized by U.S. Treasury Note/Bond
1.750%–2.750%, 5/15/23–8/15/42, with a
value of $102,000,000)	0.520%	3/1/17	100,000	100,000
TD Securities (USA) LLC
(Dated 2/23/17, Repurchase Value $400,041,000,
collateralized by Treasury Inflation Indexed
Note/Bond 0.125%–1.375%, 4/15/17–1/15/20,
and U.S. Treasury Note/Bond 0.625%–8.000%,
6/30/18–5/15/42, with a value of $408,000,000)	0.530%	3/2/17	400,000	400,000
TD Securities (USA) LLC
(Dated 2/28/17, Repurchase Value $400,042,000,
collateralized by Federal Farm Credit Bank
0.680%–5.200%, 7/3/17–2/6/26, Treasury Inflation
Indexed Note/Bond 0.125%–1.250%, 4/15/17–
7/15/25, U.S. Treasury Bill 0.000%, 3/16/17–
8/10/17, and U.S. Treasury Note/Bond 0.500%–
8.000%, 4/30/17–8/15/46, with a value
of $408,049,000)	0.540%	3/7/17	400,000	400,000
Total Repurchase Agreements (Cost $14,590,000)				14,590,000
Total Investments (100.7%) (Cost $71,511,317)				71,511,317

				Amount
				($000)
Other Assets and Liabilities (-0.7%)
Other Assets
Investment in Vanguard				4,981
Receivables for Accrued Income				6,253
Receivables for Capital Shares Issued				224,852
Other Assets				23,993
Total Other Assets				260,079
Liabilities
Payables for Investment Securities Purchased				(624,108)
Payables for Capital Shares Redeemed				(114,305)
Payables for Distributions				(344)
Payables to Vanguard				(3,191)
Total Liabilities				(741,948)
Net Assets (100%)
Applicable to 71,028,681,044 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				71,029,448
Net Asset Value Per Share				$1.00

Federal Money Market Fund

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	71,029,190
Undistributed Net Investment Income	4
Accumulated Net Realized Gains	254
Net Assets	71,029,448

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest	146,374
Total Income	146,374
Expenses
The Vanguard Group—Note B
Investment Advisory Services	996
Management and Administrative	24,833
Marketing and Distribution	6,189
Custodian Fees	225
Shareholders’ Reports	152
Trustees’ Fees and Expenses	23
Total Expenses	32,418
Net Investment Income	113,956
Realized Net Gain (Loss) on Investment Securities Sold	198
Net Increase (Decrease) in Net Assets Resulting from Operations	114,154

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	113,956	29,268
Realized Net Gain (Loss)	198	17
Net Increase (Decrease) in Net Assets Resulting from Operations	114,154	29,285
Distributions
Net Investment Income	(113,947)	(29,273)
Realized Capital Gain	—	—
Total Distributions	(113,947)	(29,273)
Capital Share Transactions (at $1.00 per share)
Issued	56,973,833	44,011,167
Issued in Lieu of Cash Distributions	111,744	28,230
Redeemed	(24,860,330)	(8,560,165)
Net Increase (Decrease) from Capital Share Transactions	32,225,247	35,479,232
Total Increase (Decrease)	32,225,454	35,479,244
Net Assets
Beginning of Period	38,803,994	3,324,750
End of Period[1]	71,029,448	38,803,994

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $4,000 and ($5,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.002	.0022	.0001	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.002	.0022	.0001	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.002)	(.0022)	(.0001)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	(.0000)[1]	—	—
Total Distributions	(.002)	(.0022)	(.0001)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.19%	0.23%	0.01%	0.02%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71,029	$38,804	$3,325	$3,108	$3,522	$4,103
Ratio of Expenses to
Average Net Assets[3]	0.11%	0.11%	0.10%	0.09%	0.13%	0.12%
Ratio of Net Investment Income to
Average Net Assets	0.39%	0.27%	0.01%	0.01%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Distribution was less than $.0001 per share.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 For the years ended August 31, 2012, through August 31, 2016, the ratio of total expenses to average net assets before an expense reduction was 0.11%, 0.11%, 0.11%, 0.14%, and 0.16%. For the six months ended February 28, 2017, there was no expense reduction.
See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Federal Money Market Fund

Notes to Financial Statements

Vanguard Federal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities, and repurchase agreements collateralized by such instruments.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counter-parties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

Federal Money Market Fund

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $4,981,000, representing 0.01% of the fund’s net assets and 1.99% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the period ended February 28, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

Treasury Money Market Fund

Fund Profile
As of February 28, 2017

Financial Attributes
Ticker Symbol	VUSXX
Expense Ratio[1]	0.09%
7-Day SEC Yield	0.46%
Average Weighted
Maturity	53 days

Sector Diversification (% of portfolio)
U.S. Treasury Bills	100.0%

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

1 The expense ratio shown is from the prospectus dated December 23, 2016, and represents estimated costs for the current fiscal year. For the six months ended February 28, 2017, the annualized expense ratio was 0.09%.

Treasury Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): August 31, 2006, Through February 28, 2017
		iMoneyNet
		Average
Fiscal Year	Total Returns	Total Returns
2007	5.01%	4.34%
2008	3.08	2.08
2009	0.70	0.17
2010	0.03	0.00
2011	0.02	0.00
2012	0.01	0.00
2013	0.02	0.00
2014	0.01	0.00
2015	0.01	0.00
2016	0.17	0.00
2017	0.17	0.03
7-day SEC yield (2/28/2017): 0.46%
iMoneyNet Money Fund Report’s 100% Treasury Funds Average: Derived from data provided by iMoneyNet, Inc.
Note: For 2017, performance data reflect the six months ended February 28, 2017.

Average Annual Total Returns: Periods Ended December 31, 2016

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
Treasury Money Market Fund	12/14/1992	0.25%	0.06%	0.74%

See Financial Highlights for dividend information.

Treasury Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of February 28, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (104.7%)
	United States Treasury Bill	0.425%–0.495%	3/2/17	711,708	711,698
	United States Treasury Bill	0.450%–0.521%	3/9/17	542,989	542,924
	United States Treasury Bill	0.511%–0.531%	3/16/17	887,811	887,615
	United States Treasury Bill	0.491%–0.516%	3/23/17	655,821	655,617
	United States Treasury Bill	0.556%	3/30/17	1,101,731	1,101,238
	United States Treasury Bill	0.526%–0.531%	4/6/17	954,716	954,211
	United States Treasury Bill	0.491%–0.511%	4/13/17	696,217	695,795
	United States Treasury Bill	0.527%–0.532%	4/20/17	1,217,300	1,216,404
	United States Treasury Bill	0.506%	4/27/17	1,258,000	1,256,994
	United States Treasury Bill	0.511%–0.518%	5/4/17	1,012,139	1,011,209
	United States Treasury Bill	0.514%–0.531%	5/11/17	834,812	833,966
	United States Treasury Bill	0.514%–0.531%	5/18/17	1,010,000	1,008,843
	United States Treasury Bill	0.526%–0.591%	5/25/17	860,099	859,013
	United States Treasury Bill	0.516%–0.612%	6/1/17	1,337,000	1,335,099
	United States Treasury Bill	0.617%	6/8/17	586,000	585,009
	United States Treasury Bill	0.673%–0.675%	8/31/17	450,000	448,472
2	United States Treasury Floating Rate Note	0.593%	7/31/17	100,000	99,982
2	United States Treasury Floating Rate Note	0.684%	10/31/17	100,000	99,919
2	United States Treasury Floating Rate Note	0.788%	1/31/18	135,000	135,039
2	United States Treasury Floating Rate Note	0.686%	10/31/18	899,825	899,840
Total U.S. Government and Agency Obligations (Cost $15,338,887)					15,338,887
Total Investments (104.7%) (Cost $15,338,887)					15,338,887

Treasury Money Market Fund

Amount
($000)
Other Assets and Liabilities (-4.7%)
Other Assets
Investment in Vanguard	1,050
Receivables for Investment Securities Sold	447,959
Receivables for Accrued Income	700
Receivables for Capital Shares Issued	28,995
Other Assets	3,992
Total Other Assets	482,696
Liabilities
Payables for Investment Securities Purchased	(1,159,545)
Payables for Capital Shares Redeemed	(16,751)
Payables for Distributions	(126)
Payables to Vanguard	(541)
Other Liabilities	(4)
Total Liabilities	(1,176,967)
Net Assets (100%)
Applicable to 14,641,727,491 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,644,616
Net Asset Value Per Share	$1.00

At February 28, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	14,644,767
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(151)
Net Assets	14,644,616

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 Adjustable-rate security.
See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Operations

Six Months Ended
February 28, 2017
($000)
Investment Income
Income
Interest	29,912
Total Income	29,912
Expenses
The Vanguard Group—Note B
Investment Advisory Services	226
Management and Administrative	4,553
Marketing and Distribution	1,360
Custodian Fees	72
Shareholders’ Reports	64
Trustees’ Fees and Expenses	6
Total Expenses	6,281
Net Investment Income	23,631
Realized Net Gain (Loss) on Investment Securities Sold	(126)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,505

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,631	17,671
Realized Net Gain (Loss)	(126)	(25)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,505	17,646
Distributions
Net Investment Income	(23,631)	(17,671)
Realized Capital Gain	—	—
Total Distributions	(23,631)	(17,671)
Capital Share Transactions (at $1.00 per share)
Issued	5,459,445	5,596,836
Issued in Lieu of Cash Distributions	22,991	17,175
Redeemed	(3,640,781)	(2,198,831)
Net Increase (Decrease) from Capital Share Transactions	1,841,655	3,415,180
Total Increase (Decrease)	1,841,529	3,415,155
Net Assets
Beginning of Period	12,803,087	9,387,932
End of Period[1]	14,644,616	12,803,087
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	February 28,			Year Ended August 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0017	.0017	.0001	.0001	.0002	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0017	.0017	.0001	.0001	.0002	.0001
Distributions
Dividends from Net Investment Income	(.0017)	(.0017)	(.0001)	(.0001)	(.0002)	(.0001)
Distributions from Realized Capital Gains	—	—	—	(.0000)[1]	—	—
Total Distributions	(.0017)	(.0017)	(.0001)	(.0001)	(.0002)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.17%	0.17%	0.01%	0.01%	0.02%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions) $14,645		$12,803	$9,388	$10,365	$11,660	$13,354
Ratio of Expenses to
Average Net Assets[3]	0.09%	0.09%	0.04%	0.05%	0.08%	0.05%
Ratio of Net Investment Income to
Average Net Assets	0.34%	0.18%	0.01%	0.01%	0.02%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Distribution was less than $.0001 per share.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 For the years ended August 31, 2012, through August 31, 2016, the ratio of total expenses to average net assets before an expense reduction was 0.09%, 0.09%, 0.09%, 0.09%, and 0.10%. For the six months ended February 28, 2017, there was no expense reduction.

See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

Treasury Money Market Fund

Notes to Financial Statements

Vanguard Treasury Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2013–2016), and for the period ended February 28, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at February 28, 2017, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Treasury Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2017, the fund had contributed to Vanguard capital in the amount of $1,050,000, representing 0.01% of the fund’s net assets and 0.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the period ended February 28, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At February 28, 2017, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Management has determined that no material events or transactions occurred subsequent to February 28, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2016	2/28/2017	Period
Based on Actual Fund Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,003.31	$0.79
Admiral Shares	1,000.00	1,003.61	0.50
Federal Money Market Fund	$1,000.00	$1,001.86	$0.55
Treasury Money Market Fund	$1,000.00	$1,001.67	$0.45
Based on Hypothetical 5% Yearly Return
Prime Money Market Fund
Investor Shares	$1,000.00	$1,024.00	$0.80
Admiral Shares	1,000.00	1,024.30	0.50
Federal Money Market Fund	$1,000.00	$1,024.25	$0.55
Treasury Money Market Fund	$1,000.00	$1,024.35	$0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for the period are: for the Prime Money Market Fund, 0.16% for Investor Shares and 0.10% for Admiral Shares; for the Federal Money Market Fund,
0.11%; and for the Treasury Money Market Fund, 0.09%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Glossary

SEC Yields. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 195 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Chief Global Diversity Officer (retired 2008) and Member of the Executive Committee (1997–2008) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina

Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017),

Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor
John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q302 042017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONEY MARKET RESERVES

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 17, 2017
VANGUARD MONEY MARKET RESERVES
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 17, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number
33-32548, Incorporated by Reference.